General and Administration Expense (Tables)	12 Months Ended
Dec. 31, 2021
General And Administrative Expense [Abstract]
Summary of General and Administration

	2021	2020
Salaries and benefits	$19,761	$12,497
Share-based compensation	6,082	6,751
Professional fees	15,696	12,814
Office and other expenses	9,809	7,638
Depreciation	1,242	692
Total general and administration expense	$52,590	$40,392